Revenue - Contract balances (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue.
Receivables, which are included in "Trade and other receivables"	₽ 117,267	₽ 141,125
Contract liabilities	5,637,539	4,644,839
Revenue recognized from contract liabilities satisfied (or partially satisfied) in previous periods	4,319,203	2,619,549
Revenue recognized from performance obligations satisfied (or partially satisfied) in previous periods	₽ 54,180	₽ 20,649